PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 1,382	$ 1,119
Operating lease commitments	68
Less than 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease commitments	21
Payable within two to five years
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease commitments	46
Over 5 years
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease commitments	2
MIning property costs subject to depreciation | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated expense decrease	91	67
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 118	$ 103